OTHER GAINS AND LOSSES, NET (Details) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2025 TWD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 TWD ($)	Dec. 31, 2023 TWD ($)
Loss on disposal of financial assets, net
Investments in debt instruments at FVTOCI	$ (200.2)		$ (683.1)	$ (473.9)
Gain on disposal of investments accounted for using equity method, net	0.0		7.1	15.7
Loss on disposal of subsidiaries	(168.0)		0.0	0.0
Gain (loss) on financial instruments at FVTPL, net	(8,083.1)		(8,204.7)	6,523.1
Reversal of (provision for) expected credit loss of financial assets
Investments in debt instruments at FVTOCI	17.1		(12.3)	(9.5)
Financial assets at amortized cost	(13.2)		(37.6)	(26.2)
Other gains, net	730.2		551.2	932.4
Other gains and losses, net	$ (7,717.2)	$ (246.0)	$ (8,379.4)	$ 6,961.6